Commitments and Contingencies (Details) ¥ in Thousands	1 Months Ended
	Apr. 30, 2018 item	Dec. 31, 2019 CNY (¥)
Litigation
Number of mobile games involved in the lawsuit | item	2
Total
Commitments
2020		¥ 2,871,552
2021		3,141,889
2022		2,161,515
2023		1,615,984
Beyond 2023		903,007
Total		10,693,947
Server and Bandwidth Service Fee Commitments
Commitments
2020		210,343
2021		368,206
2022		218,863
2023		77,616
Beyond 2023		52,848
Total		927,876
Capital Commitments
Commitments
2020		467,344
2021		578,011
2022		217,001
2023		209,284
Beyond 2023		1,000
Total		1,472,640
Royalties and Expenditure for Licensed Content Commitments
Commitments
2020		2,057,962
2021		2,166,368
2022		1,707,765
2023		1,311,465
Beyond 2023		849,159
Total		8,092,719
Office Machines and Other Commitments
Commitments
2020		135,903
2021		29,304
2022		17,886
2023		17,619
Total		¥ 200,712